COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.8%
	Australia - 4.5%
779	Lifestyle Communities Ltd.	$ 7,790
1,918	Steadfast Group Ltd.	7,228
3,492	Ventia Services Group Pty Ltd.(a)	8,607
		23,625
	Belgium - 3.8%
273	Azelis Group N.V.	5,625
97	Montea N.V.	7,769
244	Warehouses De Pauw CVA	6,536
		19,930
	Canada - 14.3%
199	Brookfield Infrastructure Corporation	6,603
791	Crescent Point Energy Corporation	5,764
125	Granite Real Estate Investment Trust	6,638
805	InterRent Real Estate Investment Trust	8,055
397	PrairieSky Royalty Ltd.	7,088
180	Stella-Jones, Inc.	10,119
354	TMX Group Ltd.	9,286
93	Toromont Industries Ltd.	8,542
134	Tourmaline Oil Corporation	6,064
1,043	Whitecap Resources, Inc.	7,239
		75,398
	Denmark - 1.4%
142	Sydbank A/S(a)	7,624

	France - 2.7%
52	Teleperformance(a)	6,457
22	Virbac SA	7,893
		14,350
	Germany - 4.7%
118	AIXTRON SE	3,283
349	Hensoldt AG	12,716
122	Scout24 A.G.	8,872
		24,871

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	Greece - 2.3%
654	OPAP S.A.	$ 11,922

	Italy - 6.1%
130	Interpump Group SpA	6,177
4,377	Iren SpA(a)	8,630
186	Recordati Industria Chimica e Farmaceutica SpA	10,414
215	Stevanato Group SpA	7,127
		32,348
	Japan - 28.2%
219	Asics Corporation	9,321
677	AZ-COM MARUWA Holdings, Inc.	6,700
1,310	Chiba Bank Ltd. (The)(a)	10,669
59	Cosmos Pharmaceutical Corporation	5,766
224	Fujimi, Inc.	5,630
101	Goldwin, Inc.	5,859
125	Hamamatsu Photonics KK	4,494
215	Information Services International-Dentsu Ltd.	7,708
321	Internet Initiative Japan, Inc.	5,966
345	JCU Corporation	9,890
47	Maruwa Company Ltd.	10,735
1,032	Mitsubishi UFJ Lease & Finance Company Ltd.	7,131
397	Miura Company Ltd.	8,475
231	Monogatari Corporation (The)	7,213
417	Nippon Gas Company Ltd.	6,521
132	Nissan Chemical Corporation	5,521
400	Rohto Pharmaceutical Company Ltd.	8,135
264	Strike Co., Ltd.	9,717
193	Taiyo Yuden Company Ltd.	4,226
160	Takeuchi Manufacturing Company Ltd.(a)	5,632
479	Zeon Corporation	4,065
		149,374
	Netherlands - 1.3%
75	Euronext N.V.(a)	6,912

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	Norway - 1.8%
72	Borregaard ASA	$ 1,248
131	Kongsberg Gruppen ASA	8,350
		9,598
	Spain - 1.2%
115	Viscofan S.A.	6,485

	Sweden - 2.9%
808	NCAB Group A.B.	5,885
400	Sagax AB	9,461
		15,346
	Switzerland - 1.3%
341	SIG Combibloc Group A.G.	6,756

	United Kingdom - 16.4%
1,072	Bytes Technology Group plc	7,571
2,192	Chemring Group plc	9,595
5,653	Coats Group plc	4,861
203	Diploma plc	8,891
332	Halma PLC(a)	9,669
723	Hilton Food Group plc	7,292
732	RS GROUP plc	6,987
1,257	Treatt plc	6,218
762	UNITE Group plc (The)	9,253
392	WH Smith plc	6,141
720	YouGov plc	10,369
		86,847
	United States - 3.9%
168	Air Lease Corporation	6,737
51	Inter Parfums, Inc.	7,482
37	Universal Display Corporation	6,454
		20,673

	TOTAL COMMON STOCKS (Cost $482,253)	512,059

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 4.4%
MONEY MARKET FUND - 4.4%
23,006	Northern Institutional Treasury Portfolio, 5.16% (Cost $23,006)(b)	$ 23,006

	TOTAL INVESTMENTS - 101.2% (Cost $505,259)	$ 535,065
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(6,321)
	NET ASSETS - 100.0%	$ 528,744

A/S	- Anonim Sirketi
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.